Capital and financial risk management - Interest rate sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase (decrease) in finance income due to reasonably possible increase in interest rates	£ (45)	£ 1
Sterling
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in income	£ 6	£ (13)
USD
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in equity		£ 197
Increase/ (decrease) in income	£ (32)	£ 8
Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in income	£ (18)	£ 6
Swiss franc
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%	1.00%
Increase/ (decrease) in income	£ (1)
GBP and Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%